ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2016
ACQUISITIONS
Summary of Fair Value of Assets Acquired and Liabilities Assumed

June 30, 2016
Consideration:
Cash	$2,305,917

Total consideration	$2,305,917

Fair Value of Liabilities Assumed:
Current liabilities	$93,226

Asset retirement obligations	542,611

Total consideration plus liabilities assumed	$2,941,754

Fair Value of Assets Acquired:
Proved crude oil and gas properties	$2,513,748
Unproved crude oil and gas properties	428,006

Amount attributable to assets acquired	$2,941,754

Pro forma Financial Information

	Three months ended June 30, 2016			Three months ended June 30, 2015
	PetroShare Corp. Historical	PDC assets	Combined	PetroShare Corp. Historical	PDC assets	Combined
	(unaudited)
Revenue	$—	$66,740	$66,740	$—	$86,798	$86,798
Net (loss)	$(918,201)	$(13,466)	$(931,667)	$(245,674)	$(7,076)	$(252,750)
Net (loss) available to PetroShare common shareholders	$(918,201)	$(13,466)	$(931,667)	$(245,674)	$(7,076)	$(252,750)
Pro forma (loss) per common share:
Basic and diluted	$(0.04)	$(0.00)	$(0.04)	$(0.01)	$(0.00)	$(0.01)

	Six months ended June 30, 2016			Six months ended June 30, 2015
	PetroShare Corp. Historical	PDC assets	Combined	PetroShare Corp. Historical	PDC assets	Combined
	(unaudited)
Revenue	$—	$128,287	$128,287	$1,328	$200,512	$201,840
Net income (loss)	$(1,641,007)	$(18,868)	$(1,659,875)	$(456,765)	$31,041	$(425,724)
Net income (loss) available to PetroShare common shareholders	$(1,641,007)	$(18,868)	$(1,659,875)	$(456,765)	$31,041	$(425,724)
Pro forma income (loss) per common share:
Basic and diluted	$(0.08)	$(0.00)	$(0.08)	$(0.03)	$0.00	$(0.02)